41604  3/98

Prospectus Supplement
dated March 9, 1998 to:
-----------------------------------------------------------------
Putnam International Growth and Income Fund
Prospectus dated October 30, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -----        -------------------------
Deborah F. Kuenstner 1998         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since March, 1997.
                                  Prior to March, 1997, Ms.
                                  Kuenstner was the Senior
                                  Portfolio Manager at Dupont
                                  Pension Fund Investment.


George W. Stairs     1997         Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since July, 1994.
                                  Prior to July, 1994, Mr.
                                  Stairs was an Associate
                                  at ValueQuest Ltd.